Stock-based compensation - Options vested and expected to vest (Details) (Long-term incentive and director compensation plans, Employee Stock Option, USD $)
In Millions, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013
Long-term incentive and director compensation plans | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of outstanding shares, vested and expected to vest (in shares)	63,552,430	[1]
Weighted-average remaining contractual life, vested and expected to vest (in years)	5 years 9 months 29 days	[1]
Weighted-average exercise price per share, vested and expected to vest (in dollars per share)	$ 28.90	[1]
Intrinsic value, vested and expected to vest (millions of dollars)	$ 954	[1]
Number of options exercisable	35,509,013
Weighted-average remaining contractual life, options exercisable (in years)	4 years 0 months 19 days
Weighted-average exercise price per share, options exercisable (in dollars per share)	$ 26.65
Intrinsic value, options exercisable (millions of dollars)	613
Effects of expected forfeitures (in shares)	1,000,000
Aggregate intrinsic value of stock options outstanding, excluding effect of forfeitures	$ 969

[1]	Includes effects of expected forfeitures of approximately 1 million shares. Excluding the effects of expected forfeitures, the aggregate intrinsic value of stock options outstanding was $969 million.